KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Precidian ETFs Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise Precidian ETFs Trust (each a Fund and collectively, the Funds), including the schedules of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for the years or periods listed in the Appendix. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, changes in their net assets, and the financial highlights for the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Funds' auditor since 2024.

Columbus, Ohio
February 20, 2026

Appendix A

Arm Holdings PLC ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.

ASML Holding NV ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.

AstraZeneca PLC ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Statements of Changes in Net Assets For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.

BP p.l.c. ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.

GSK plc ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.

HSBC Holdings plc ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Statements of Changes in Net Assets For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.

Novo Nordisk A/S (B Shares) ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.

SAP SE ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from January 6, 2025 (commencement of operations) to December 31, 2025.
Financial Highlights For the Period from January 6, 2025 (commencement of operations) through December 31, 2025.

Shell plc ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Statements of Changes in Net Assets For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.
Financial Highlights For the Period from October 4, 2024 (commencement of operations) through December 31, 2024 and year ended December 31, 2025.

STMicroelectronics NV ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.

Toyota Motor Corporation ADRhedgedTM

Statements of Assets and Liabilities As of December 31, 2025.
Schedules of Investments As of December 31, 2025.
Statements of Operations For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Statements of Changes in Net Assets For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.
Financial Highlights For the Period from March 13, 2025 (commencement of operations) through December 31, 2025.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.